Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6.  Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Computers, equipment and furniture	157,604	170,796	24,600
Motor vehicles	6,319	5,637	812
Leasehold improvements	37,167	40,758	5,870
Total	201,090	217,191	31,282
Less: accumulated depreciation	(120,553)	(145,104)	(20,899)
Net book value	80,537	72,087	10,383

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were RMB31.6 million, RMB38.1 million and RMB37.2 million (US$5.4 million), respectively.